Fees and Expenses - Nuveen Small/Mid Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Footnotes [Text Block]
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

Expenses Deferred Charges [Text Block]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be: